Interest Rate Swaps (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Dec. 31, 2022
Interest Rate Swaps
Term of the interest rate swap agreements	3 years
Not designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities		$ 3,459
Cash flow hedge | Designated as hedging instrument
Interest Rate Swaps
Current portion of derivative liabilities		$ 1,468